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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            March 31

Date of reporting period:          July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Strategic Latin America Fund

Proxy Voting Record for the Period 7/1/12 - 6/30/13

Issuer	Ticher symbol	CUSIP / ISIN	Meeting date	Brief description of vote	Proposed by management or a shareholder	Vote cast	TYPE OF VOTE	Mgmt Rec

Banco Davivienda SA	PFDAVVND	COB51PA00076	19-Sep-2012	* Appointment of the chairperson and secretary of the meeting	MGM	YES	FOR	FOR
				* Management report from the board of directors and from the president	MGM	YES	FOR	FOR
				* Internal control system report	MGM	YES	FOR	FOR
				* Corporate governance committee report	MGM	YES	FOR	FOR
				* Opinion of the auditor regarding the individual financial statements to June 30, 2012	MGM	YES	FOR	FOR
				* Consideration of the individual financial statements to June 30, 2012	MGM	YES	FOR	FOR
				* Opinion of the auditor regarding the consolidated financial statements to June 30, 2012	MGM	YES	FOR	FOR
				* Consideration of the consolidated financial statements to June 30, 2012	MGM	YES	FOR	FOR
				* Proposal for the distribution of profit	MGM	YES	FOR	FOR
				* Proposals and various	MGM	YES	FOR	FOR
				* Appointment of the committee charged with reviewing and approving the meeting minutes	MGM	YES	FOR	FOR

Grupo Financiero Banorte	GFNORTEO	MXP370711014	11-Oct-2012	* Discussion and if the case, approval of a proposed cash dividend payment equivalent to MXN 0.183 per share	MGM	YES	FOR	FOR
				* External Auditor's Report regarding the Company's tax status	Non Voting	YES	NA	NONE
				* Designate the delegate(s) to formalize and execute the resolutions passed by the Assembly	MGM	YES	FOR	FOR
				* Drafting, reading and approval of the Assembly's minutes	MGM	YES	FOR	FOR
INVERSIONES ARGOS SA	INVERARG	COT09PA00035	19-Oct-2012	* Verification of the quorum	MGM	NO*	FOR	NONE
				* Reading and approval of the agenda	MGM	NO*	FOR	NONE
				* Designation of a committee to approve the minutes	MGM	NO*	FOR	NONE
				Presentation and approval of a partial amendment to the corporate bylaws, the purpose of which is the creation of bylaws reserves	MGM	NO*	FOR	NONE
				* Presentation and approval of a proposal to change the allocation of occasional reserves for the establishment of the bylaws reserves	MGM	NO*	FOR	NONE

Empresa de Distribucion Electrica de Lima Norte	EDELNOC1	PEP701011004	19-Nov-2012	* To approve conducting the fifth program of corporate bonds for up to the amount of USD 300 million or its equivalent in PEN	MGM	YES	FOR	FOR

* To delegate to the board of directors all of the authority that is required for it to make the decisions necessary or convenient to determine any and all of the terms, characteristics and conditions of the bond program and of the issuances of the bonds that are carried out within the framework of the same
					MGM	YES	FOR	FOR
Grupo Financiero Banorte	GFNORTEO	MXP370711014	22-Jan-2013
* It is proposed to modify Article Second of the Corporate By-laws of the Company, in order to exclude Ixe Automotriz, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada, Grupo Financiero Banorte, as an integrated entity of Grupo Financiero Banorte, S.A.B. de C.V., as a result of its merger with Arrendadora y Factor Banorte, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada, Grupo Financiero Banorte; and modify the legal denomination of Ixe Casa de Bolsa, S.A. de C.V., Grupo Financiero Banorte, to Casa de Bolsa Banorte Ixe, S.A. de C.V., Grupo Financiero Banorte. Given the merger of Arrendadora y Factor Banorte, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada, Grupo Financiero Banorte ("Arrendadora y Factor Banorte"), as the merging entity, CONTD
					MGM	YES	FOR	FOR

* CONTD with Ixe Automotriz, S.A. de C.V., Sociedad Financiera de Objeto-Multiple, Entidad Regulada, Grupo Financiero Banorte ("Ixe Automotriz"), as-the merged entitity, and the change of the legal denomination of Ixe Casa de-Bolsa, S.A. de C.V., Grupo Financiero Banorte to Casa de Bolsa Banorte Ixe,-S.A. de C.V., Grupo Financiero Banorte it is proposed to modify Article-Second of the Corporate By-laws in order to exclude the first as an-integrated entity of Grupo Financiero Banorte, S.A.B. de C.V. and modify the-legal denomination of the second
					Non Voting	YES	NA	NONE
				* It is proposed to approve the text and to subscribe the new Agreement of Shared Responsibilities including all of Grupo Financiero Banorte, S.A.B. de C.V.'s entities	MGM	YES	FOR	FOR
				* It is proposed to designate delegate(s) to formalize and execute, if the case, the resolutions passed by the Assembly	MGM	YES	FOR	FOR
				* It is proposed to draft, read and approve the Assembly's minutes	MGM	YES	FOR	FOR
EMPRESAS CMPC SA	CMPC	CL0000001314	24-Jan-2013
* To agree a capital increase of 750 million Dollars, to be completed through the issuance of cash shares to be issued and allocated under the form, opportunities, and at the value to be agreed by the stockholders meeting, and it may delegate the final determination of the price of the allocation of those cash shares on the board of directors, modifying the bylaws to that effect, and adopting any other agreement necessary to carry out the resolutions decided by the meeting
					MGM	YES	FOR	FOR
ALICORP SAA, LIMA	ALICORC1	PEP214001005	14-Feb-2013	* Approval of one or various financing transactions for up to an amount to be determined by the general meeting of shareholders, including, among other things, the issuance of bonds or obtaining loans	MGM	YES	FOR	FOR

* Delegation of authority to the board of directors and or management of the company to be able to determine the type of financing and pass the resolutions that may be necessary or convenient to determine all or each one of the terms, characteristics and conditions of the financing transaction
					MGM	YES	FOR	FOR
GRUPO ARGOS SA	INVERARG	COT09PA00035	20-Mar-2013	* Verification of the quorum	MGM	YES	FOR	FOR
				* Reading and approval of the agenda	MGM	YES	FOR	FOR
				* Designation of the committee to approve the minutes	MGM	YES	FOR	FOR
				* Joint annual report from the board of directors and the president	MGM	YES	FOR	FOR
				* Presentation of the financial statements to December 31, 2012	MGM	YES	FOR	FOR
				* Report from the auditor	MGM	YES	FOR	FOR
				* Approval of the joint annual report from the board of directors and the president and of the financial statements to December 31, 2012	MGM	YES	FOR	FOR
				* Presentation and approval of the plan for the distribution of profit	MGM	YES	FOR	FOR
				* Approval of the allocation for a social benefit	MGM	YES	FOR	FOR
				* Presentation of the action plan for the IFRS convergence process in accordance with that which is established in circular letter number 010 of 2013, issued by the financial superintendency	MGM	YES	FOR	FOR
				* Election of the board of directors	MGM	YES	FOR	FOR
				* Allocation of compensation for the members of the board of directors	MGM	YES	FOR	FOR
				* Election of the auditor	MGM	YES	FOR	FOR
				* Allocation of compensation for the auditor	MGM	YES	FOR	FOR
				* Presentation and approval of an amendment to the corporate bylaws	MGM	YES	FOR	FOR
				* Proposals presented by the shareholders	MGM	YES	FOR	FOR
BANCO DE CHILE	CHILE	CLP0939W1081	21-Mar-2013	* Approval of Annual Report, Balance Sheet, Income Statement and Auditors Report External Bank of Chile, for the year 2012	MGM	YES	FOR	FOR

* Distribution of distributable net income for the year ended December 31, 2012 and approval of the dividend No. 201 of CLP Peso 3.41625263165 per share, corresponding to 70pct of the said net income distributable Such dividend, if approved by the Board, shall be paid been completed, at the offices of the Bank
					MGM	YES	FOR	FOR
				* Definitive appointment of director	MGM	YES	FOR	FOR
				* Remuneration of Directory	MGM	YES	FOR	FOR
				* Remuneration of Directors and Audit Committee and approval of the expenditure budget operation	MGM	YES	FOR	FOR
				* Appointment of External Auditors	MGM	YES	FOR	FOR
				* Report of the Directors and Audit Committee	MGM	YES	FOR	FOR
				* Information on operations under the Law of Anonymous Companies	MGM	YES	FOR	FOR
				* Treat other matters that fall within the Ordinary Meetings of Shareholders, under the Law and the Statute of the Bank	MGM	YES	ABSTAIN	ABSTAIN
EMPRESA DE ENERGIA DE BOGOTA	EEB	COE01PA00026	21-Mar-2013	* The National Anthem of the Republic of Colombia	MGM	YES	FOR	FOR
				* The Anthem of the City of Bogota, D.C	MGM	YES	FOR	FOR
				* Report on the registration and validation of attendees. Verification of the Quorum	MGM	YES	FOR	FOR
				* Appointment of the committee to draft and approve the minutes of the general meeting	MGM	YES	FOR	FOR
				* Appointment of the Chairperson of the general meeting	MGM	YES	FOR	FOR
				* A few words from the Chairperson of the general meeting	MGM	YES	FOR	FOR
				* Good Governance Code Report	MGM	YES	FOR	FOR

* Consideration of the Annual Report, Special Business Group Report, EEB and Consolidated Financial Statements, Report on the Financial Situation and Opinion of the Auditor for the period from January 1 to December 31, 2012
					MGM	YES	FOR	FOR
				* Consideration of the plan for the distribution of profit and payment of dividends	MGM	YES	FOR	FOR
				* Consideration of investment financing and granting of guarantees	MGM	YES	FOR	FOR
				* Presentation of the report regarding the process of convergence with the international financial reporting standards, IFRS	MGM	YES	FOR	FOR
				* Election of members of the board of directors of the Empresa De Energia De Bogota S.A. E.S.P	MGM	YES	FOR	FOR
				* Proposals and various	MGM	YES	ABSTAIN	ABSTAIN
GRUPO NUTRESA SA	NUTRESA	COT004PA00028	22-Mar-2013	* Verification of the quorum and instatement of the general meeting	MGM	YES	FOR	FOR
				* Designation of commissioners to approve and sign the general meeting minutes	MGM	YES	FOR	FOR
				* Reading of the annual and sustainability report from the board of directors and from the president of the company	MGM	YES	FOR	FOR
				* Presentation of the financial statements with a cutoff date of December 31, 2012	MGM	YES	FOR	FOR
				* Reading of the opinions from the auditor regarding the financial statements	MGM	YES	FOR	FOR
				* Consideration of the annual report, of the financial statements and of the opinions from the auditor	MGM	YES	FOR	FOR
				* Consideration of the plan for the distribution of profit	MGM	YES	FOR	FOR
				* Election of the board of directors and establishment of compensation	MGM	YES	FOR	FOR
				* Election of the auditor and establishment of compensation	MGM	YES	FOR	FOR
				* Bylaws amendments	MGM	YES	FOR	FOR
				* Committee reports on the plan for the implementation of the IFRS	MGM	YES	FOR	FOR
				* Proposals	MGM	YES	FOR	FOR
CONSTRUCTORA CONCONCRETO	CONCONC	COF02PA00039	22-Mar-2013	* Verification of the quorum and notice regarding a legal restriction	MGM	YES	FOR	FOR
				* Reading and approval of the agenda	MGM	YES	FOR	FOR
				* Appointment of the committee to review and approve the general meeting minutes	MGM	YES	FOR	FOR
				* Reading of the annual report from the board of directors and the management regarding the 2012 fiscal year	MGM	YES	FOR	FOR
				* Reading of the individual and consolidated balance sheet to December 31, 2012, and other financial statements	MGM	YES	FOR	FOR
				* Reading of the attachments required by article 446 of the commercial code	MGM	YES	FOR	FOR
				* Reports from the auditor	MGM	YES	FOR	FOR
				* Proposal regarding the closing of the accounts from the fiscal year and approval of the balance sheet and other financial statements	MGM	YES	FOR	FOR
				* Proposal regarding the distribution of profit	MGM	YES	FOR	FOR
				* Establishment of compensation for the board of directors and the auditor	MGM	YES	FOR	FOR
				* Appointment of the board of directors and the auditor	MGM	YES	FOR	FOR
				* Consideration regarding an amendment and restatement of the by laws	MGM	YES	FOR	FOR
				* Report regarding the plan for the implementation of the IFRS standards	MGM	YES	FOR	FOR
				* Proposals and various	MGM	YES	FOR	FOR
				* Verification of the quorum and instatement of the general meeting	MGM	YES	FOR	FOR
				* Designation of commissioners to approve and sign the general meeting minutes	MGM	YES	FOR	FOR
				* Reading of the annual report from the president and board of directors of the company	MGM	YES	FOR	FOR
				* Presentation of the financial statements with a cutoff date of December 31, 2012	MGM	YES	FOR	FOR
				* Reading of the report from the auditor regarding the financial statements	MGM	YES	FOR	FOR
				* Approval of the annual report, the report from the auditor and the financial statements of the company	MGM	YES	FOR	FOR
				* Presentation and approval of the bylaws amendments, articles 4 and 45	MGM	YES	FOR	FOR
				* Presentation of the plan for the distribution of profit	MGM	YES	FOR	FOR
				* Approval of the plan for the distribution of profit	MGM	YES	FOR	FOR
				* Presentation of the action plan for the implementation of the IFRS	MGM	YES	FOR	FOR
				* Proposals and various	MGM	YES	FOR	FOR
CONSTRUCCIONES EL CONDOR SA	ELCONDOR	COF20PA00015	22-Mar-2013	* Verification of the quorum and instatement of the general meeting	MGM	YES	FOR	FOR
				* Designation of commissioners to approve and sign the general meeting minutes	MGM	YES	FOR	FOR
				* Reading of the annual report from the president and board of directors of the company	MGM	YES	FOR	FOR
				* Presentation of the financial statements with a cutoff date of December 31, 2012	MGM	YES	FOR	FOR
				* Reading of the report from the auditor regarding the financial statements	MGM	YES	FOR	FOR
				* Approval of the annual report, the report from the auditor and the financial statements of the company	MGM	YES	FOR	FOR
				* Presentation and approval of the bylaws amendments, articles 4 and 45	MGM	YES	FOR	FOR
				* Presentation of the plan for the distribution of profit	MGM	YES	FOR	FOR
				* Approval of the plan for the distribution of profit	MGM	YES	FOR	FOR
				* Presentation of the action plan for the implementation of the IFRS	MGM	YES	FOR	FOR
				* Proposals and various	MGM	YES	FOR	FOR
Alicorp	ALICORC1	PEP214001005	25-Mar-2013	* Review and approval of the annual report and individual and consolidated financial statements from the 2012 fiscal year	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2013 fiscal year	MGM	YES	FOR	FOR
				* Election of the board of directors for the period from 2013 through 2016	MGM	YES	FOR	FOR
				* Determination of the compensation for the board of directors	MGM	YES	FOR	FOR
Empresa de Distribucion Electrica de Lima Norte	EDELNOC1	PEP701011004	26-Mar-2013	* Election or removal of members of the board of directors	MGM	YES	FOR	FOR
				* Approval of the corporate management, financial statements and annual report	MGM	YES	FOR	FOR
				* Dividend policy	MGM	YES	FOR	FOR
				* Distribution or allocation of profit	MGM	YES	FOR	FOR
				* To delegate to the board of directors the authority to approve the interim financial statements for the 2013 fiscal year	MGM	YES	FOR	FOR

* To delegate to the board of directors the authority to resolve on the payment of interim dividends from the profit that is obtained during the 2013 fiscal year, in accordance with the approved dividend policy
					MGM	YES	FOR	FOR
				* To delegate to the board of directors the authority to designate the outside auditors for the 2013 fiscal year	MGM	YES	FOR	FOR
FERREYCORP SAA	FERREYC1	PEP736001004	26-Mar-2013	* Distribution of profits for the 2012 fiscal year	MGM	YES	FOR	FOR
				* Capitalization of freely available profit and of additional capital, and the consequent amendment of article 5 of the corporate bylaws in regard to the share capital	MGM	YES	FOR	FOR
				* Approval of the new dividend policy	MGM	YES	FOR	FOR
				approval of the share capital increase of the subsidiary Ferreyros S.A., amendment of article 5 of its corporate bylaws and appointment of an attorney in fact	MGM	YES	FOR	FOR

* Approval of the proposal to increase the amount established by the general meeting in which the company can issue debt, both on the domestic and foreign markets, through the placement of instruments representative of debt, corporate bonds and commercial paper, and other conditions that are applicable, as well as the delegation of authority to the board of directors
					MGM	YES	FOR	FOR
				* Delegation of authority to the board of directors for the appointment of the outside auditors in regard to the 2013 fiscal year	MGM	YES	FOR	FOR
				* Delegation of authority to sign public and or private documents regarding the resolutions passed by this general meeting of shareholders	MGM	YES	FOR	FOR
LUZ DEL SUR SAA	LUSURC1	PEP702521001	26-Mar-2013	* Approval of the annual report and financial statements from the fiscal year that ended on December 31, 2012	MGM	YES	FOR	FOR
				* Allocation of profit	MGM	YES	FOR	FOR
				* Election of the board of directors for the period from 2013 through 2014	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2013 fiscal year	MGM	YES	FOR	FOR
				* Compensation for the board of directors	MGM	YES	FOR	FOR
				* Dividend policy	MGM	YES	FOR	FOR
				* Third short term instrument and corporate bond program	MGM	YES	FOR	FOR
				* Designation of the representatives to sign the minutes	MGM	YES	FOR	FOR
GRANA Y MONTERO SAA	GRAMONC1	PEP736581005	26-Mar-2013	* Approval of the annual report, annual corporate governance report and audited individual and consolidated financial statements for the 2012 fiscal year	MGM	YES	FOR	FOR
				* Allocation of results from the 2012 fiscal year	MGM	YES	FOR	FOR
				* Compensation for the board of directors	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2013 fiscal year	MGM	YES	FOR	FOR
				* Amendment of the dividend policy	MGM	YES	FOR	FOR

* Delegation to the board of directors of the authority to resolve on one or various capital increases through contributions in cash and the consequent amendments of article 5 of the corporate bylaws through the issuance of shares, with the following characteristics i. in one or more stages or tranches within a period of one year, ii. to be placed through public and or private offerings on the domestic and or international market, iii. with an equity premium, and iv. with a waiver of the preemptive subscription right
					MGM	YES	FOR	FOR
BBVA BANCO CONTINENTAL	CONTINC1	PEP116001004	27-Mar-2013	* Approval of the economic results, individual and consolidated balance sheet, income statement, annual report and the corporate management for the 2012 fiscal year	MGM	YES	FOR	FOR
				* Approval of the opinion and report from the outside auditors for the 2012 fiscal year	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2013 fiscal year	MGM	YES	FOR	FOR
				* Proposal for the allocation of profit	MGM	YES	FOR	FOR
				* Capital increase by capitalization of profit and voluntary reserves, establishment of a voluntary reserve and amendment of article 5 of the bylaws	MGM	YES	FOR	FOR
				* Determination of the number of members of the board of directors, election of the board of directors and determination of the compensation of the board of directors	MGM	YES	FOR	FOR
				* Delegation to the board of directors of the authority contained in article 184, letter a, line 2, of law 26,702	MGM	YES	FOR	FOR

* To approve the issuance of bonds not convertible into shares during the 2013 fiscal year and to delegate to the board of directors the authority to decide on the time of the issuance, the amount and type of bond to issue and other issuance conditions
					MGM	YES	FOR	FOR
ARCA CONTINENTAL SAB DE CV, MEXICO
* Presentation and, if deemed appropriate, approval a. of the report from the general director prepared in accordance with article 44, part xi, of the securities market law, regarding the operations and results of the company for the fiscal year that ended on December 31, 2012, accompanied by the opinion of the outside auditor, as well as by the opinion of the board of directors regarding the mentioned report, b. of the report from the board of directors regarding the transactions and activities in which it has intervened in accordance with that which is provided for in the securities market law, as well as by that which is referred to in line b of article 172 CONTD
					MGM	YES	FOR	FOR

* Proposal for the allocation of the results account from the 2012 fiscal year, in which is included the declaration and payment of a cash dividend, in MXN, in the amount of MXN 1.50 for each one of the shares in circulation
					MGM	YES	FOR	FOR
				* Proposal regarding the maximum amount of funds that can be allocated to the purchase of shares of the company	MGM	YES	FOR	FOR

* Election of the members of the board of directors of the company, classification of their independence in accordance with the terms of article 26 of the securities market law, determination of their compensation and related resolutions. Election of secretaries
					MGM	YES	FOR	FOR

* Determination of the compensation for the members who will make up the various committees of the board of directors, as well as the designation of the chairperson of the audit and corporate practices committee
					MGM	YES	FOR	FOR
				* Appointment of delegates	MGM	YES	FOR	FOR
				* Reading and, if deemed appropriate, approval of the general meeting minutes	MGM	YES	FOR	FOR
CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO	CAP	CLP256251073	18-Apr-2013	* To vote regarding the annual report and the financial statements from the 2012 fiscal year, to take cognizance of the situation of the company and the reports from the outside auditors	MGM	YES	FOR	FOR
				* Dividend policy and distribution	MGM	YES	FOR	FOR
				* Designation of outside auditors	MGM	YES	FOR	FOR
				* Compensation of members of the board of directors	MGM	YES	FOR	FOR
				* Annual management report from the committee of directors, compensation of its members and expense budget for the functioning of that committee	MGM	YES	FOR	FOR
				* Appointment of risk rating agencies	MGM	YES	FOR	FOR
				* Account regarding the related party transactions that are referred to in title XVI of law number 18,046	MGM	YES	FOR	FOR
				* Other matters of corporate interest that are within the authority of the general meeting	MGM	YES	ABSTAIN	ABSTAIN
COLBUN SA	COLBUN	CLP3615W1037	23-Apr-2013	* Examination of the status of the company and report from the outside auditors and from the accounts inspectors	MGM	YES	FOR	FOR
				* Approval of the annual report and financial statements to December 31, 2012	MGM	YES	FOR	FOR
				* Distribution of profit and payment of dividends	MGM	YES	FOR	FOR
				* Approval of the investment and financing policy of the company	MGM	YES	FOR	FOR
				* Policies and procedures regarding profit and dividends	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2013 fiscal year	MGM	YES	FOR	FOR
				* Designation of accounts inspectors and their compensation	MGM	YES	FOR	FOR
				* Establishment of the compensation of the members of the board of directors	MGM	YES	FOR	FOR
				* Report on the activities of the committee of directors	MGM	YES	FOR	FOR
				* Establishment of the compensation of the committee of directors and determination of its budget	MGM	YES	FOR	FOR
				* Information regarding resolutions from the board of directors related to acts and agreements governed by title XVI of law number 18,046	MGM	YES	FOR	FOR
				* Other matters of corporate interest that are within the authority of the general meeting	MGM	YES	ABSTAIN	ABSTAIN
COMPARTAMOS	COMPARC	MX01CO0P0009	25-Apr-2013
* Resolutions regarding the reports concerning the fiscal year that ended on December 31, 2012, in accordance with the terms of that which is provided for in article 172 of the general mercantile companies law and article 28, part iv, of the securities market law
					MGM	YES	FOR	FOR
				* Resolutions in regard to the allocation of results from the 2012 fiscal year	MGM	YES	FOR	FOR
				* Resolutions regarding the report concerning the status of the fund for the acquisition of shares of the company	MGM	YES
				* Resolutions regarding the cancellation of shares that the company holds in treasury	MGM	YES	FOR	FOR
				* Report regarding the fulfillment of the tax obligations that are the responsibility of the company, in accordance with that which is provided for in article 86, part xx, of the income tax law	MGM	YES	FOR	FOR

* Resolutions regarding the appointment or ratification, if deemed appropriate, of members of the board of directors, of the chairpersons of the audit and corporate practices committees, as well as the determination of their compensation, classification of their independence
					MGM	YES	FOR	FOR
				* Resolutions regarding the appointment or ratification, if deemed appropriate, of the chairperson of the board of directors, secretary and vice secretary of the same	MGM	YES	FOR	FOR
				* Designation of delegates	MGM	YES	FOR	FOR
GRUPO FINANCIERO BANORTE	GFNORTEO	MXP370711014	26-Apr-2013
* It is proposed to modify Article Second of the Corporate By-Laws of GFNorte, in order to exclude Ixe Banco and Fincasa Hipotecaria, given their merger with Banco Mercantil del Norte; and modify the legal denomination of Ixe Soluciones, to S lida Administradora de Portafolios SOFOM and of Ixe Fondos, to Operadora de Fondos Banorte Ixe
					MGM	YES	FOR	FOR
				* It is proposed to approve the text and to subscribe the new Agreement of Shared Responsibilities including all of Grupo Financiero Banorte's entities	MGM	YES	FOR	FOR
				* It is proposed to designate delegate(s) to formalize and execute, if the case, the resolutions passed by the Assembly	MGM	YES	FOR	FOR
				* It is proposed to draft, read and approve the Assembly's minutes	MGM	YES	FOR	FOR
MEXICHEM	MEXCHEM	MX01ME050007	26-Apr-2013
* Report from the general director and, on the basis of this, that from the board of directors, for the purposes of article 28, part iv, line b, of the securities market law and of article 172 of the general mercantile companies law, regarding the operations and results from the fiscal year that ended on December 31, 2012, and the audited individual and consolidated financial statements of the company with its subsidiaries to that date, as well as the report that is referred to in part xx of article 86 of the income tax law
					MGM	YES	FOR	FOR
				* Presentation of the annual report from the audit and corporate practices committee of the company	MGM	YES	FOR	FOR
				* Proposal and resolution regarding the allocation of results for the fiscal year that ended on December 31, 2012	MGM	YES	FOR	FOR

* Designation and or ratification of the members of the board of directors, both full and alternate, secretary and vice secretary, as well as of the members and secretary of the audit and corporate practices committee of the company
					MGM	YES	FOR	FOR
				* Determination of the compensation for the members of the board of directors, as well as for the persons who are members of the audit and corporate practices committee of the company	MGM	YES	FOR	FOR
				* Determination of the maximum amount of funds that can be allocated, during the 2013 fiscal year, to the purchase of shares of the company	MGM	YES	FOR	FOR

* Annual report from the board of directors regarding the adoption or amendment of the policies in regard to the acquisition of shares of the company and regarding the resolutions of that corporate body in relation to the purchase and or placement of shares of the company
					MGM	YES	FOR	FOR
				* Proposal, discussion and, if deemed appropriate, approval regarding the complete amendment of the corporate bylaws of the company	MGM	YES	FOR	FOR
				* Designation of delegates who will carry out and formalize the resolutions passed by the general meeting	MGM	YES	FOR	FOR
GRUPO FINANCIERO BANORTE	GFNORTEO	MXP370711014	26-Apr-2013	* Approval of the reports referred in section IV, Article 28 of the Securities Market Law, corresponding to the year ended December 31st, 2012	MGM	YES	FOR	FOR
				* Distribution of profits	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Proprietary Member: Guillermo Ortiz Martinez, Chairman, Related	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Bertha Gonzalez Moreno, Patrimonial	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: David Villarreal Montemayor, Patrimonial	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Manuel Saba Ades, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Alfredo Elias Ayub, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Herminio Blanco Mendoza, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Everardo Elizondo Almaguer, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Patricia Armendariz Guerra, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Armando Garza Sada, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Hector Reyes Retana, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Juan Carlos Braniff Hierro, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Alejandro Burillo Azcarraga, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Miguel Aleman Magnani, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Enrique Castillo Sanchez Mejorada, Related	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence: Alejandro Valenzuela del Rio, Related	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Jesus O. Garza Martinez, Related	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Juan Antonio Gonzalez Moreno, Patrimonial	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Jose G. Garza Montemayor, Patrimonial	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Alberto Saba Ades, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Isaac Becker Kabacnik, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Manuel Aznar Nicolin, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Ramon A. Leal Chapa, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Julio Cesar Mendez Rubio, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence.Alternate Member: Guillermo Mascarenas Milmo, Independent	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Javier Molinar Horcasitas, Related	MGM	YES	FOR	FOR
				* Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Jose Marcos Ramirez Miguel, Related	MGM	YES	FOR	FOR

* It is proposed in accordance with Article Forty of the Corporate By-Laws, that the Board Members are exempt from the responsibility of providing a bond or monetary guarantee for backing their performance when carrying out their duties
					MGM	YES	FOR	FOR
				* It is proposed to appoint Hector Avila Flores as Secretary to the Board of Directors and Jose Morales Martinez as Undersecretary, who will not be part of the Board	MGM	YES	FOR	FOR
				* Determine the compensation for the members of the Company's Board of Directors	MGM	YES	FOR	FOR
				* Designation of the member of the Audit and Corporate Practices Committee: Hector Reyes Retana-Chairman	MGM	YES	FOR	FOR
				* Designation of the member of the Audit and Corporate Practices Committee: Herminio Blanco Mendoza	MGM	YES	FOR	FOR
				* Designation of the member of the Audit and Corporate Practices Committee: Manuel Aznar Nicolin	MGM	YES	FOR	FOR
				* Designation of the member of the Audit and Corporate Practices Committee: Patricia Armendariz Guerra	MGM	YES	FOR	FOR
				* Designation of the member of the Audit and Corporate Practices Committee: Julio Cesar Mendez Rubio	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: Juan Carlos Braniff Hierro - Chairman	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: Alfredo Elias Ayub	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: Everardo Elizondo Almaguer	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: Manuel Aznar Nicolin	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: Alejandro Valenzuela del Rio	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: Manuel Romo Villafuerte	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: Fernando Solis Soberon	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: Gerardo Zamora Nanez	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: Marcos Ramirez Miguel	MGM	YES	FOR	FOR
				* Designation of the member of the Risk Policies Committee: David Aaron Margolin Schabes - Secretary	MGM	YES	FOR	FOR

* Board of Directors' Report regarding shares repurchase transactions carried out during 2012 and determination of the maximum amount of financial resources that will be applied for share repurchases during 2013
					MGM	YES	FOR	FOR
				* Discussion and approval to modify the integration and duties of the Regional Boards	MGM	YES	FOR	FOR
				* Approval to certify the Company's By-Laws	MGM	YES	FOR	FOR
				* Designation of delegate(s) to formalize and execute the resolutions passed by the Assembly	MGM	YES	FOR	FOR
				* Drafting, reading and approval of the Assembly's minutes	MGM	YES	FOR	FOR
BANCO SANTANDER CHILE	BSAN	CLP1506A1070	29-Apr-2013
* Approval of the annual report, balance sheet and consolidated financial statements of the bank and its subsidiaries, the independent report of the external auditors, and the notes corresponding to the financial year ending December 31st of 2012
					MGM	YES	FOR	FOR

* Approve the payment of a dividend of CLP 1.23526251 per share or 60 PCT of 2012 net income attributable to shareholders as a dividend, which will paid in Chile beginning on April 30, 2013. The remaining 40 PCT of 2012 net income attributable to shareholders will be retained as reserves
					MGM	YES	FOR	FOR
				* Approval of external auditors. The board is proposing the re-assignment of Deloitte auditors Y Consultores Limitada, the bank's current auditors	MGM	YES	FOR	FOR
				* Approval of local rating agencies. The board is proposing to maintain the current local rating agencies: Feller rate and fitch rating Chile	MGM	YES	FOR	FOR
				* Approve the nomination of Juan Pedro Santa Maria as alternate board member of the bank. He re-place Juan Hoyos	MGM	YES	FOR	FOR

* Approve the board of directors' 2013 remuneration. The proposal is no change in real terms to the amount approved in 2012. For details regarding remuneration of the board of directors see note 37d of our 2012 audited financial statements
					MGM	YES	FOR	FOR
				* Approval of the audit committee's 2012 budget an remuneration for its members. The proposal is to maintain the remuneration scheme approved in the annual shareholder meeting of 2012	MGM	YES	FOR	FOR
				* Account of all operations with related parties a defined by article 89 and-title xvi of law 18,046. These can be viewed in note 37 of the bank's 2012-audited financial statements	MGM	YES	NON VOTING	NONE
				* Discuss any matter of interest that should be discussed in an ordinary-shareholders' meeting as defined by law and by the bank's bylaws	MGM	YES	NON VOTING	NONE
LUZ DEL SUR SAA	LUSURC1	PEP702521001	22-May-2013	* Amendment of articles 2, 11, 19, 25, 28, 43, 51 and the first and second final provision of the corporate bylaws	MGM	YES	FOR	FOR
				* Designation of representatives to sign the draft and public record of the partial amendment of the bylaws	MGM	YES	FOR	FOR
				* Designation of representatives to sign the minutes	MGM	YES	FOR	FOR

NO*	Vote has not been received on time. Email was sent the same date of the event

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ John Zader
John Zader, President
Date	July 30, 2013

* Print the name and title of each signing officer under his or her signature.